Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance

The following table and footnotes summarize the total compensation we paid to our Named Executive Officers (our “NEOs”), compensation “actually paid” to the NEOs (calculated in accordance with SEC rules), the cumulative total shareholder return of the Company, the peer group total shareholder return and our net income for the past three fiscal years. We do not use any financial performance measures to link compensation actually paid to our NEOs by us to the Company’s performance. Accordingly, pursuant to the SEC rules, we have not included a “company selected measure” or the tabular list of performance measures. Please see “Compensation Discussion and Analysis—Compensation Overview” above for an explanation of why we pay our NEOs no cash compensation. For information regarding the compensation paid by RMR and RMR Inc. to our NEOs, please see the above “RMR and RMR Inc. Compensation Practices section.
Pay Versus Performance
Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”)	Compensation Actually Paid to PEO(1)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEOs NEOs(2)	Value of Initial Fixed $100 Investment Based on:		Net Income ($000s)
					Total Shareholder Return	Peer Group Total Shareholder Return**
2022	$123,995	$(75,701)*	$53,845	$(61,296)*	$8.38	$81.72	$(15,774)
2021	280,424	231,125	103,489	71,960	39.15	104.54	179,926
2020	116,421	58,298	78,157	27,432	51.69	90.08	(134,307)

*
Because the Company does not pay cash compensation to its NEOs, the total compensation from the summary compensation table does not include cash compensation received by our NEOs. The negative values for Compensation Actually Paid in 2022 reflect the decline in value of the share awards granted by us to our NEOs.

**
Peer group total shareholder return is based on the MSCI U.S. REIT/ Health Care REIT Index.

(1)
The following table summarizes the applicable deductions and additions for the PEO in the calculation of Compensation Actually Paid to the PEO.

PEO Compensation Actually Paid
Year	PEO Name	Total Compensation Per Summary Compensation Table Less Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to PEO
2022	Jennifer Francis	$3,195	$31,046	$(124,603)	$58,400	$(43,739)	$(78,896)	$(75,701)
2021	Jennifer Francis	1,824	148,320	(26,265)	114,920	(7,674)	229,301	231,125
2020	Jennifer Francis	3,321	98,880	(45,510)	22,620	(21,014)	54,977	58,298

(2)
The following table summarizes the applicable deductions and additions for each of the non-PEO NEOs in the calculation of Compensation Actually Paid to each non-PEO NEO.

Average Non-PEO NEOs—Compensation Actually Paid
Year	NEO Names	Total Compensation Per Summary Compensation Table Less Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to Non-PEO NEOs
2022	Richard Siedel*	$1,845	$20,698	$(68,410)	$10,400	$(25,829)	$(63,141)	$(61,296)
	2022 Average	1,845	20,698	(68,410)	10,400	(25,829)	(63,141)	(61,296)
2021	Richard Siedel	1,189	74,160	(18,025)	20,460	(5,824)	70,771	71,960
	2021 Average	1,189	74,160	(18,025)	20,460	(5,824)	70,771	71,960
2020	Richard Siedel	2,757	65,920	(36,260)	15,080	(20,065)	24,675	27,432
	2020 Average	2,757	65,920	(36,260)	15,080	(20,065)	24,675	27,432

*
Richard Siedel was our only Non-PEO NEO.

Named Executive Officers, Footnote [Text Block]
(1)
The following table summarizes the applicable deductions and additions for the PEO in the calculation of Compensation Actually Paid to the PEO.

PEO Compensation Actually Paid
Year	PEO Name	Total Compensation Per Summary Compensation Table Less Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to PEO
2022	Jennifer Francis	$3,195	$31,046	$(124,603)	$58,400	$(43,739)	$(78,896)	$(75,701)
2021	Jennifer Francis	1,824	148,320	(26,265)	114,920	(7,674)	229,301	231,125
2020	Jennifer Francis	3,321	98,880	(45,510)	22,620	(21,014)	54,977	58,298

(2)
The following table summarizes the applicable deductions and additions for each of the non-PEO NEOs in the calculation of Compensation Actually Paid to each non-PEO NEO.

Average Non-PEO NEOs—Compensation Actually Paid
Year	NEO Names	Total Compensation Per Summary Compensation Table Less Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to Non-PEO NEOs
2022	Richard Siedel*	$1,845	$20,698	$(68,410)	$10,400	$(25,829)	$(63,141)	$(61,296)
	2022 Average	1,845	20,698	(68,410)	10,400	(25,829)	(63,141)	(61,296)
2021	Richard Siedel	1,189	74,160	(18,025)	20,460	(5,824)	70,771	71,960
	2021 Average	1,189	74,160	(18,025)	20,460	(5,824)	70,771	71,960
2020	Richard Siedel	2,757	65,920	(36,260)	15,080	(20,065)	24,675	27,432
	2020 Average	2,757	65,920	(36,260)	15,080	(20,065)	24,675	27,432

*
Richard Siedel was our only Non-PEO NEO.

Peer Group Issuers, Footnote [Text Block]	** Peer group total shareholder return is based on the MSCI U.S. REIT/ Health Care REIT Index.
PEO Total Compensation Amount	$ 123,995	$ 280,424	$ 116,421
PEO Actually Paid Compensation Amount	$ (75,701)	231,125	58,298
Adjustment To PEO Compensation, Footnote [Text Block]
(1)
The following table summarizes the applicable deductions and additions for the PEO in the calculation of Compensation Actually Paid to the PEO.

PEO Compensation Actually Paid
Year	PEO Name	Total Compensation Per Summary Compensation Table Less Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to PEO
2022	Jennifer Francis	$3,195	$31,046	$(124,603)	$58,400	$(43,739)	$(78,896)	$(75,701)
2021	Jennifer Francis	1,824	148,320	(26,265)	114,920	(7,674)	229,301	231,125
2020	Jennifer Francis	3,321	98,880	(45,510)	22,620	(21,014)	54,977	58,298

Non-PEO NEO Average Total Compensation Amount	$ 53,845	103,489	78,157
Non-PEO NEO Average Compensation Actually Paid Amount	$ (61,296)	71,960	27,432
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
The following table summarizes the applicable deductions and additions for each of the non-PEO NEOs in the calculation of Compensation Actually Paid to each non-PEO NEO.

Average Non-PEO NEOs—Compensation Actually Paid
Year	NEO Names	Total Compensation Per Summary Compensation Table Less Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to Non-PEO NEOs
2022	Richard Siedel*	$1,845	$20,698	$(68,410)	$10,400	$(25,829)	$(63,141)	$(61,296)
	2022 Average	1,845	20,698	(68,410)	10,400	(25,829)	(63,141)	(61,296)
2021	Richard Siedel	1,189	74,160	(18,025)	20,460	(5,824)	70,771	71,960
	2021 Average	1,189	74,160	(18,025)	20,460	(5,824)	70,771	71,960
2020	Richard Siedel	2,757	65,920	(36,260)	15,080	(20,065)	24,675	27,432
	2020 Average	2,757	65,920	(36,260)	15,080	(20,065)	24,675	27,432

*
Richard Siedel was our only Non-PEO NEO.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Because the Company does not pay cash compensation to its NEOs, the total compensation from the summary compensation table does not include cash compensation received by our NEOs. The negative values for Compensation Actually Paid in 2022 reflect the decline in value of the share awards granted by us to our NEOs.

Compensation Actually Paid vs. Net Income [Text Block]
Because the Company does not pay cash compensation to its NEOs, the total compensation from the summary compensation table does not include cash compensation received by our NEOs. The negative values for Compensation Actually Paid in 2022 reflect the decline in value of the share awards granted by us to our NEOs.

Total Shareholder Return Vs Peer Group [Text Block]
Total Shareholder Return Amount	$ 8.38	39.15	51.69
Peer Group Total Shareholder Return Amount	81.72	104.54	90.08
Net Income (Loss)	$ (15,774,000)	179,926,000	(134,307,000)
PEO Name	Jennifer Francis
Jennifer Francis [Member] | Total Equity Value Reflected in Compensation Actually Paid
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (78,896)	229,301	54,977
Jennifer Francis [Member] | Total Compensation Per Summary Compensation Table Less Stock Grant Amount
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,195	1,824	3,321
Jennifer Francis [Member] | Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	31,046	148,320	98,880
Jennifer Francis [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(124,603)	(26,265)	(45,510)
Jennifer Francis [Member] | Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	58,400	114,920	22,620
Jennifer Francis [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(43,739)	(7,674)	(21,014)
Richard Siedel [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Compensation Actually Paid Amount	(61,296)	71,960	27,432
Non-PEO NEO [Member] | Total Compensation Per Summary Compensation Table Less Stock Grant Amount
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,845	1,189	2,757
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(63,141)	70,771	24,675
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	20,698	74,160	65,920
Non-PEO NEO [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(68,410)	(18,025)	(36,260)
Non-PEO NEO [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(25,829)	(5,824)	(20,065)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,400	20,460	15,080
Non-PEO NEO [Member] | Richard Siedel [Member] | Total Compensation Per Summary Compensation Table Less Stock Grant Amount
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,845	1,189	2,757
Non-PEO NEO [Member] | Richard Siedel [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(63,141)	70,771	24,675
Non-PEO NEO [Member] | Richard Siedel [Member] | Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	20,698	74,160	65,920
Non-PEO NEO [Member] | Richard Siedel [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(68,410)	(18,025)	(36,260)
Non-PEO NEO [Member] | Richard Siedel [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(25,829)	(5,824)	(20,065)
Non-PEO NEO [Member] | Richard Siedel [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 10,400	$ 20,460	$ 15,080